Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of changes of rights over leased assets - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Buildings
Gross Balance
Total				$ (18,722)
Buildings | Gross balance [Member]
Gross Balance
Beginning Balance		$ 130,853		116,577
Additions		7,907		14,276
Write-downs	[1]	(15,538)
Remeasurement		(7)
Total		123,215		130,853
Buildings | Accumulated Depreciation [Member]
Gross Balance
Beginning Balance		(18,722)
Depreciation of the year	[2]	(18,867)		(18,722)
Write-downs	[2]	4,029
Total		(33,560)
Net changes of the rights over leased assets		89,655		112,131
Floor space for ATMs
Gross Balance
Total				(9,091)
Floor space for ATMs | Gross balance [Member]
Gross Balance
Beginning Balance		41,960		27,920
Additions		1,319		14,040
Write-downs	[1]	(1,197)
Remeasurement		(1,637)
Total		40,445		41,960
Floor space for ATMs | Accumulated Depreciation [Member]
Gross Balance
Beginning Balance		(9,091)
Depreciation of the year	[2]	(7,774)		(9,091)
Write-downs	[2]	369
Total		(16,496)
Net changes of the rights over leased assets		23,949		32,869
Total
Gross Balance
Total				(49,402)
Total | Gross balance [Member]
Gross Balance
Beginning Balance		200,067		144,497
Reclassification				26,332
Additions		10,073		30,041
Write-downs		(18,257)	[1]	(803)
Remeasurement		(1,644)
Total		190,239		200,067
Total | Accumulated Depreciation [Member]
Gross Balance
Beginning Balance		(49,402)
Reclassification				(21,546)
Depreciation of the year	[2]	(27,647)		(28,472)
Write-downs		5,639	[2]	616
Total		(71,410)
Net changes of the rights over leased assets		118,829		150,665
Improvements to leased properties
Gross Balance
Total				(21,589)
Improvements to leased properties | Gross balance [Member]
Gross Balance
Beginning Balance		27,254
Reclassification				26,332
Additions		847		1,725
Write-downs		(1,522)	[1]	(803)
Total		26,579		27,254
Improvements to leased properties | Accumulated Depreciation [Member]
Gross Balance
Beginning Balance		(21,589)
Reclassification				(21,546)
Depreciation of the year	[2]	(1,006)		(659)
Write-downs		1,241	[2]	616
Total		(21,354)
Net changes of the rights over leased assets		$ 5,225		$ 5,665

[1]	See Note No.36 Depreciation, Amortization and Impairment. Does not include provision for impairment of Ch$1 million
[2]	See Note No.36 Depreciation, Amortization and Impairment.